Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Outstanding Exposures on Performance Guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	$ 2,283,390	$ 2,232,682
Net change on exposures	(54,199)	84,753
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(14,821)	(34,045)
Exposure as at ending of period	2,214,370	2,283,390
Outstanding Exposures on Performance Guarantees [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	1,804,374	1,685,980
Net change on exposures	(33,951)	129,463
Transfer to Stage 1	128,944	249,755
Transfer to Stage 2	(314,572)	(229,813)
Transfer to Stage 3	(459)	(74)
Foreign exchange adjustments	(11,278)	(30,937)
Exposure as at ending of period	1,573,058	1,804,374
Outstanding Exposures on Performance Guarantees [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	44,325	54,523
Net change on exposures	(8,832)	(10,568)
Transfer to Stage 1	29,217	18,249
Transfer to Stage 2	(17,839)	(17,111)
Transfer to Stage 3	(326)	(729)
Foreign exchange adjustments	(22)	(39)
Exposure as at ending of period	46,523	44,325
Outstanding Exposures on Performance Guarantees [Member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	420,427	485,075
Net change on exposures	(6,254)	(38,887)
Transfer to Stage 1	(128,944)	(249,755)
Transfer to Stage 2	314,683	230,906
Transfer to Stage 3	(6,511)	(3,884)
Foreign exchange adjustments	(3,563)	(3,028)
Exposure as at ending of period	589,838	420,427
Outstanding Exposures on Performance Guarantees [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	10,970	3,544
Net change on exposures	1,305	8,898
Transfer to Stage 1	(29,180)	(18,092)
Transfer to Stage 2	18,347	17,417
Transfer to Stage 3	(826)	(792)
Foreign exchange adjustments	(1)	(5)
Exposure as at ending of period	615	10,970
Outstanding Exposures on Performance Guarantees [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	2,194	2,310
Net change on exposures	(5,241)	(2,950)
Transfer to Stage 1
Transfer to Stage 2	(111)	(1,093)
Transfer to Stage 3	6,970	3,958
Foreign exchange adjustments	39	(31)
Exposure as at ending of period	3,851	2,194
Outstanding Exposures on Performance Guarantees [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	1,100	1,250
Net change on exposures	(1,226)	(1,203)
Transfer to Stage 1	(37)	(157)
Transfer to Stage 2	(508)	(306)
Transfer to Stage 3	1,152	1,521
Foreign exchange adjustments	4	(5)
Exposure as at ending of period	485	1,100
ECL exposures on Performance guarantees [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	4,037	4,080
Net change on exposures	(3,235)	(659)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	6,680	473
Changes to models and assumptions	5,639	137
Foreign exchange adjustments	3	6
Exposure as at ending of period	13,124	4,037
ECL exposures on Performance guarantees [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	601	2,308
Net change on exposures	359	(1,717)
Transfer to Stage 1	48	287
Transfer to Stage 2	(222)	(249)
Transfer to Stage 3		(2)
Impact on year-end ECL of exposures transferred between stages during the year	2	(18)
Changes to models and assumptions	2,002	(15)
Foreign exchange adjustments		7
Exposure as at ending of period	2,790	601
ECL exposures on Performance guarantees [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	277	509
Net change on exposures	(160)	(178)
Transfer to Stage 1	78	20
Transfer to Stage 2	(169)	(233)
Transfer to Stage 3	(2)	(22)
Impact on year-end ECL of exposures transferred between stages during the year	235	182
Changes to models and assumptions	658
Foreign exchange adjustments		(1)
Exposure as at ending of period	917	277
ECL exposures on Performance guarantees [Member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	1,440	765
Net change on exposures	6,341	767
Transfer to Stage 1	(48)	(287)
Transfer to Stage 2	237	919
Transfer to Stage 3	(4,038)	(192)
Impact on year-end ECL of exposures transferred between stages during the year	362	(684)
Changes to models and assumptions	2,138	152
Foreign exchange adjustments	(10)
Exposure as at ending of period	6,422	1,440
ECL exposures on Performance guarantees [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	754
Net change on exposures	(674)	789
Transfer to Stage 1	(68)	(20)
Transfer to Stage 2	179	233
Transfer to Stage 3	(6)	(17)
Impact on year-end ECL of exposures transferred between stages during the year	(172)	(231)
Changes to models and assumptions	(10)
Foreign exchange adjustments
Exposure as at ending of period	3	754
ECL exposures on Performance guarantees [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	491	495
Net change on exposures	(8,647)	(791)
Transfer to Stage 1
Transfer to Stage 2	(15)	(670)
Transfer to Stage 3	4,038	194
Impact on year-end ECL of exposures transferred between stages during the year	6,261	1,263
Changes to models and assumptions	851
Foreign exchange adjustments	13
Exposure as at ending of period	2,992	491
ECL exposures on Performance guarantees [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	474	3
Net change on exposures	(454)	471
Transfer to Stage 1	(10)
Transfer to Stage 2	(10)
Transfer to Stage 3	8	39
Impact on year-end ECL of exposures transferred between stages during the year	(8)	(39)
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period		$ 474